Transfer of Financial Assets - Roll-Forwards of Amount of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Transfers and Servicing [Abstract]
Beginning balance	¥ 80,190	¥ 65,238	¥ 70,254	¥ 63,754
Increase mainly from loans sold with servicing retained	2,724	2,711	8,150	9,849
Decrease mainly from amortization	(3,062)	(3,683)	(11,208)	(10,045)
Increase from the effects of changes in foreign exchange rates	(6,687)	1,794	5,969	2,502
Ending balance	¥ 73,165	¥ 66,060	¥ 73,165	¥ 66,060